Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning of Period	5,315,000	6,357,500	3,577,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 0.50	$ 0.58	$ 0.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			3,360,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.305
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			(240,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			$ 0.34
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(1,310,000)	(1,042,500)	(340,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 0.63	$ 0.69	$ 0.81
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, End of Period	4,005,000	5,315,000	6,357,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 0.41	$ 0.50	$ 0.58